Impairment charges (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Impairment charges/(benefits)
Recoveries	$ (191)	$ (189)	$ (242)
Impairment charges/(benefits)	648	335	(590)
Performing
Impairment charges/(benefits)
Provisions raised/(released)	274	225	(915)
Non-performing
Impairment charges/(benefits)
Provisions raised/(released)	565	299	567
Loans and credit commitments
Impairment charges/(benefits)
Impairment charges/(benefits)	647	333	(567)
Debt securities at amortised cost
Impairment charges/(benefits)
Impairment charges/(benefits)		4	(25)
Debt securities at FVOCI
Impairment charges/(benefits)
Impairment charges/(benefits)	1	(2)	$ 2
Parent Entity
Impairment charges/(benefits)
Recoveries	(184)	(180)
Impairment charges/(benefits)	511	449
Parent Entity | Performing
Impairment charges/(benefits)
Provisions raised/(released)	172	343
Parent Entity | Non-performing
Impairment charges/(benefits)
Provisions raised/(released)	523	286
Parent Entity | Loans and credit commitments
Impairment charges/(benefits)
Impairment charges/(benefits)	517	425
Parent Entity | Debt securities at amortised cost
Impairment charges/(benefits)
Impairment charges/(benefits)		1
Parent Entity | Debt securities at FVOCI
Impairment charges/(benefits)
Impairment charges/(benefits)	1	(2)
Parent Entity | Due from subsidiaries
Impairment charges/(benefits)
Impairment charges/(benefits)	$ (7)	$ 25